Exceptional items (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€m	€m	€m	€m
Business transformation program (1)	10.2	12.3	21.2	32.8
Organizational streamlining program (2)	1.7	—	7.8	—
Supply chain network optimization (3)	1.9	—	1.9	—
Settlement of legacy matters (4)	1.1	0.1	1.1	3.1
Total exceptional items	14.9	12.4	32.0	35.9